Schedule of Capitalized Interest for Real Estate Investment Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Real Estate [Abstract]
Capitalized interest	$ 1,143	$ 11
Cost of funds	11.48%	11.28%